Income (Loss) Before Income Taxes by Geographic Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Taiwan operations	$ (1,989)	$ (1,129)	$ (2,191)
Non-Taiwan operations	(1,436)	(164)	532
LOSS BEFORE INCOME TAXES	$ (3,425)	$ (1,293)	$ (1,659)